Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Comparison By Class of Carrying Amount and Fair Value of Group Financial Instruments
Set out below is a comparison by class of the carrying amounts and fair value of the Group’s financial liabilities that are carried in the consolidated financial statements:

		December 31, 2020		December 31, 2019
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial liabilities measured at amortised cost
Floating rate loans and borrowings	2	308,657	284,427	370,312	357,276
Bonds	1	2,473	2,496	6,483	6,534
Fixed rate loans and borrowings	2	5,907	5,734	11,727	11,169
Other non-current financial liabilities (Note 10.5)	2	1,901	1,919	48,303	46,200

Total		318,938	294,576	436,825	421,179